SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options, Balance at the beginning	[1]	2,364,787	3,642,958	3,642,958		3,690,955
Weighted- Average Exercise Price - Balances at the beginning		$ 2.69	$ 2.02	$ 2.02		$ 1.98
Weighted- Average Grant Date Fair Value, Balances at the beginning		$ 1.57	$ 1.21	$ 1.21		$ 1.38
Weighted- Average Remaining Contractual Life (in years)				7 years 7 months 6 days		7 years 10 months 24 days		8 years 6 months 7 days
Aggregate Intrinsic value Balances at the beginning		$ 60	$ 35,898	$ 35,898		$ 6,550
Number of Options granted				143,607	[1]	572,428	[1]
Weighted- Average Exercise Price Options granted				$ 7.50		$ 3.46
Weighted- Average Grant Date Fair Value, Options granted				$ 3.82		$ 1.57
Aggregate Intrinsic value Options granted				$ 632
Number of Options forfeited		(49,488)		(504,116)	[1]	(39,074)	[1]
Weighted- Average Exercise Price Options forfeited		$ 3.11		$ 2.95		$ 3.13
Weighted- Average Grant Date Fair Value, Options forfeited		$ 1.77		$ 1.63		$ 1.73
Aggregate Intrinsic value Options forfeited				$ 439
Number of Options exercised				(917,662)	[1]	(581,351)	[1]
Weighted- Average Exercise Price Options exercised				$ 0.64		$ 1.16
Weighted- Average Grant Date Fair Value, Options exercised				$ 1.28		$ 0.89
Aggregate Intrinsic value Options exercised				$ 585
Number of Options, Balance at the end		2,315,299	3,731,392	2,364,787	[1]	3,642,958	[1]	3,690,955	[1]
Weighted- Average Exercise Price Balances at the end		$ 2.68		$ 2.69		$ 2.02		$ 1.98
Weighted- Average Grant Date Fair Value, Balances at the end		$ 1.56		$ 1.57		$ 1.21		$ 1.38
Weighted- Average Remaining Contractual Life (in years)		6 years 5 months 1 day		7 years 7 months 6 days		7 years 10 months 24 days
Aggregate Intrinsic value Balances at the end		$ 60		$ 60		$ 35,898		$ 6,550
Number of Options, Vested and Exercisable		1,651,913		1,530,078	[1]
Weighted- Average Exercise Price Vested and Exercisable		$ 2.46		$ 2.43
Weighted- Average Remaining Contractual Life (in years), Vested and Exercisable		6 years 4 months 2 days		7 years 5 months 8 days
Aggregate Intrinsic value Vested and Exercisable		$ 60		$ 60
Number of Options, Vested and expected to vest		2,315,299		2,364,787	[1]
Weighted- Average Exercise Price Vested and expected to vest (in dollars per share)		$ 2.68		$ 2.69
Weighted- Average Remaining Contractual Life (in years), Vested and expected to vest		6 years 5 months 1 day		7 years 7 months 6 days
Aggregate Intrinsic value Vested and expected to vest		$ 60		$ 60

[1]	Number of options and weighted average exercise price prior to the merger has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.